Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities
Net income (loss)	$ 568	$ (5,835)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	5,563	1,671
Change in fair value of deferred compensation plan	740	561
Equity-based compensation	2,158	3,797
Equity in (earnings) loss in unconsolidated entities	275	0
Deferred tax expense (benefit)	300	0
Change in fair value of contingent consideration	18	213
Impairment	0	1,919
Amortization of loan costs	69	23
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Accounts receivable	(6,851)	(1,908)
Due from affiliates	(30)	0
Inventories	(335)	(54)
Prepaid expenses and other	338	45
Operating lease right-of-use assets	412
Other assets	0	(587)
Accounts payable and accrued expenses	(4,448)	(2,752)
Due to affiliates	(734)	(420)
Other liabilities	4,512	4,903
Operating lease liabilities	(400)
Deferred income	(373)	(759)
Net cash provided by (used in) operating activities	2,269	4,429
Cash Flows from Investing Activities
Purchases of furniture, fixtures and equipment under the Ashford Trust ERFP Agreement	(5,000)	0
Additions to furniture, fixtures and equipment	(1,736)	(2,663)
Acquisition of BAV Services	(4,332)	0
Investment in Real Estate Advisory Holdings LLC	(2,176)	0
Acquisition of assets related to RED Hospitality and Leisure LLC	(499)	(1,220)
Net cash provided by (used in) investing activities	(13,743)	(3,883)
Cash Flows from Financing Activities
Payments for dividends on preferred stock	(2,791)	0
Payments on revolving credit facilities	(6,890)	(4,815)
Borrowings on revolving credit facilities	7,617	5,259
Proceeds from notes payable	6,577	1,350
Payments on notes payable and capital leases	(581)	(494)
Payments of loan costs	(41)	(15)
Employee advances	249	105
Contributions from noncontrolling interest	455	2,666
Distributions to noncontrolling interests in consolidated entities	(4)	0
Net cash provided by (used in) financing activities	4,591	4,056
Effect of foreign exchange rate changes on cash and cash equivalents	(3)	(203)
Net change in cash, cash equivalents and restricted cash	(6,886)	4,399
Cash, cash equivalents and restricted cash at beginning of period	59,443	45,556
Cash, cash equivalents and restricted cash at end of period	52,557	49,955
Supplemental Cash Flow Information
Interest paid	211	113
Income taxes paid	91	143
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Distribution from deferred compensation plan	46	80
Capital expenditures accrued but not paid	852	1,953
Capital lease additions	137	0
Amortization of discount on preferred stock	491	0
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	51,529	36,480
Restricted cash at beginning of period	7,914	9,076
Cash and cash equivalents at end of period	39,953	34,910
Restricted cash at end of period	12,604	15,045
Cash, cash equivalents and restricted cash	59,443	45,556
BAV
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock consideration		0
REA Holdings
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock consideration	890	0
Ashford Trust OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from affiliates	522	1,970
Braemar OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from affiliates	(35)	1,642
Ashford Inc. | OpenKey
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Ashford Inc. common stock consideration for purchase of OpenKey shares	$ 0	$ 838